Compulsory reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Compulsory reserve [Abstract]
Compulsory reserve	R$ 4,271,581	R$ 4,761,404
Compulsory reserve average return	100.00%
Compulsory reserve interest rate	14.90%	12.15%